Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earning per share

	2025	2024	2023

Earnings attributable to shareholders of the parent company	2,868,892	1,972,112	1,030,530
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,832,944	4,792,081	4,738,841
Adjustment for the diluted earnings per share:
Share based payment	69,407	92,235	112,823
Business acquisition	5,001	4,602	5,915
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,907,352	4,888,918	4,857,579
Earnings per share – basic (US$)	0.5936	0.4115	0.2175
Earnings per share – diluted (US$)	0.5846	0.4034	0.2121
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	12,605	2,808	4,143